Fair Value Measurements Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset (Liability)	$ (12,123)	$ (17,336)
Contingent Consideration Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset (Liability)	(9,131)	(11,980)
Embedded Derivative [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset (Liability)	$ (1,015)	$ 0